Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 17, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2024
Document Effective Date	Nov. 01, 2024
Prospectus Date	Nov. 01, 2024
Innovator U.S. Small Cap Power Buffer ETF - November | Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus:
Trading Symbol	KNOV